Accounts receivable	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable	Accounts receivable
Accounts receivable break down as follows:

(€ million)	December 31, 2021	December 31, 2020	December 31, 2019
Gross value	7,705	7,633	8,090
Allowances	(137)	(142)	(153)
Carrying amount	7,568	7,491	7,937
The impact of allowances against accounts receivable in 2021 was a net expense of €12 million (versus a net expense of €30 million in 2020 and a net gain of €5 million in 2019).
The gross value of overdue receivables was €455 million as of December 31, 2021, compared with €549 million as of December 31, 2020 and €642 million as of December 31, 2019.

	Overdue accounts	Overdue by	Overdue by	Overdue by	Overdue by	Overdue by
(€ million)	gross value	<1 month	1 to 3 months	3 to 6 months	6 to 12 months	> 12 months
December 31, 2021	455	169	151	67	12	56
December 31, 2020	549	271	97	52	34	95
December 31, 2019	642	269	171	61	36	105
Amounts overdue by more than one month relate mainly to public-sector customers.
Some Sanofi subsidiaries have assigned receivables to factoring companies or banks without recourse. The amount of receivables derecognized was €3 million as of December 31, 2021 (€18 million as of December 31, 2020 and €214 million as of December 31, 2019). The residual guarantees relating to such transfers were immaterial as of December 31, 2021.